Summary Prospectus 2016
BMO Strategic Income Fund
(formerly, BMO Mortgage Income Fund)
Class Y MRGIX | Class I MGIIX | Class A BMTAX	As of December 29, 2016, as supplemented May 8, 2017

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at bmofunds.com/documents/fixed-income. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated December 29, 2016, as supplemented May 8, 2017, are incorporated by reference into this Summary Prospectus.
Investment Objective:
To maximize total return consistent with current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 125 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 126 of this Prospectus and “How to Buy Shares” beginning on page B-38 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	1.00%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.24%	0.24%	0.24%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses	0.62%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.86%	0.61%	0.86%
Fee Waiver and Expense Reimbursement(3)	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.80%	0.55%	0.80%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
(2)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2016. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100,000,000 of average daily net assets and 0.20% on assets in excess of $100,000,000 million.
(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.80% for Class Y, 0.55% for Class I, and 0.80% for Class A through December 31, 2018. This expense limitation agreement may not be terminated prior to
December 31, 2018 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2018. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	Class Y	Class I	Class A
1 Year	$ 82	$ 56	$ 429
3 Years	$ 268	$189	$ 609
5 Years	$ 471	$334	$ 804
10 Years	$1,055	$756	$1,368
Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all types of fixed and floating rate securities including high yield securities (junk bonds), investment grade corporate bonds, U.S. Treasury, agency, and municipal securities, and foreign government securities, including inflation-indexed securities of U.S. and non-U.S. governments, convertible securities, preferred securities, and mortgage-backed and asset-backed securities.
The Fund may invest without limitation in fixed and floating rate debt securities of any geography and maturity. The Fund may invest up to 65% of its net assets in debt securities rated below investment grade. Below investment grade, or high yield, securities are commonly referred to as “junk bonds.” Investment grade securities are: securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or

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Summary Prospectus 2016
BMO Strategic Income Fund
(formerly, BMO Mortgage Income Fund)
Class Y MRGIX | Class I MGIIX | Class A BMTAX	As of December 29, 2016, as supplemented May 8, 2017

Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), or unrated securities determined by the Adviser to be of comparable quality.
The Fund’s securities may be denominated in either U.S. dollars or foreign currencies. While the Fund’s assets are predominantly U.S. dollar denominated, the Fund also may invest up to 25% of its assets in foreign debt securities, all or a portion of which may be emerging markets debt securities. The Fund may invest up to 10% of its assets in common stocks; however, most common stocks generally will be acquired from conversions of convertible bonds or as residual interests from other fixed income securities.
From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available. In implementing the investment strategies, the Adviser may engage in frequent trading.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.
Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed and asset-backed securities that are subordinate to another security.
Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Corporate Debt Securities Risks. Corporate debt securities are fixed income securities issued by businesses. The market value of corporate debt may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance, and perceptions of the corporation in the market place. Corporate issuers may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.
Emerging Markets Risks. Investments in emerging markets can involve risks in addition to, and greater than, those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.
Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.
High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.
Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.
Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity

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Summary Prospectus 2016
BMO Strategic Income Fund
(formerly, BMO Mortgage Income Fund)
Class Y MRGIX | Class I MGIIX | Class A BMTAX	As of December 29, 2016, as supplemented May 8, 2017

may result from political, economic, or issuer specific events or overall market disruptions.
Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Repurchase Agreements Risk. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Repurchase agreements are subject to market risk with respect to the collateral securing the repurchase agreements and credit risk with respect to the counterparty. In the event of a bankruptcy or other default by the counterparty, the Fund could experience delays and potential losses in liquidating the underlying security.
Portfolio Turnover Risks. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. A higher tax liability may result. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class Y—Annual Total Returns (calendar years 2006-2015)
The return for the Class Y shares of the Fund from January 1, 2016 through September 30, 2016 was 3.98%.
During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	9/30/2009	5.39%
Worst quarter	6/30/2013	(2.39)%
Average Annual Total Returns through 12/31/15
	1 Year	5 Years	10 Years
Class Y (Inception 12/13/1992)
Return Before Taxes	1.56%	2.68%	4.33%
Return After Taxes on Distributions	0.32%	1.35%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	0.88%	1.59%	2.76%
BBUABI (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
BMI (reflects no deduction for fees, expenses or taxes)	1.51%	2.96%	4.64%
LMSII (reflects deduction of fees and no deduction for sales charges or taxes)	-1.83%	3.69%	5.29%

	1 Year	5 Years	Since Inception
Class I (Inception 5/31/2007)
Return Before Taxes	1.81%	2.93%	4.63%
BBUABI (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.60%
BMI (reflects no deduction for fees, expenses or taxes)	1.51%	2.96%	4.62%
LMSII (reflects deduction of fees and no deduction for sales charges or taxes)	-1.83%	3.69%	4.90%

	1 Year	Since Inception
Class A (Inception 5/27/2014)
Return Before Taxes	-2.00%	0.00%
BBUABI (reflects no deduction for fees, expenses or taxes)	0.55%	1.84%
BMI (reflects no deduction for fees, expenses or taxes)	1.51%	2.49%
LMSII (reflects deduction of fees and no deduction for sales charges or taxes)	-1.83%	-1.46%
The Fund changed its investment objective and principal investment strategy effective May 8, 2017. Performance prior to that date reflects the Fund’s previous investment objective and principal investment strategy.
After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y and after-tax returns for Class I and Class A will vary.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

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Summary Prospectus 2016
BMO Strategic Income Fund
(formerly, BMO Mortgage Income Fund)
Class Y MRGIX | Class I MGIIX | Class A BMTAX	As of December 29, 2016, as supplemented May 8, 2017

The Bloomberg Barclays U.S. Aggregate Bond Index (BBUABI) tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets. The Fund’s benchmark index was changed to the BBUABI as it was determined to provide a more useful comparison based on the Fund’s investment strategy.
The Barclays U.S. MBS Index (BMI) tracks agency mortgage-backed pass-through securities guaranteed by Ginnie Mae, Freddie Mac, and Fannie Mae.
The Lipper Multi-Sector Income Index (LMSII) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Management of the Fund
Adviser. BMO Asset Management Corp.
Portfolio Managers. Scott M. Kimball, Daniela Mardarovici, Frank Reda, and Janelle Woodward are co-portfolio managers of the Fund. Mr. Kimball, Director and Portfolio Manager of the Adviser, joined the Adviser in 2013 and has co-managed the Fund since August 2013. Ms. Mardarovici, Director and Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since August 2013. Mr. Reda, Fund Manager of the Adviser, joined the Adviser in 2017 and has co-managed the Fund since April 2017. Ms. Woodward, Fund Manager of the Adviser, joined the Adviser in 2017 and has co-managed the Fund since April 2017.
Purchase and Sale of Fund Shares
Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $1,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.
Sale of Fund Shares. You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:
Phone. Call 1-800-236-FUND (3863).
Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.
Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.
Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.
BMO Funds Website. Go to www.bmofundsus.com.
Tax Information
The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
B102

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